SEGMENT INFORMATION (Details Narrative) - Integer	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 07, 2022
Restructuring Cost and Reserve [Line Items]
Number of operating segment	2	2
Bollinger Motors Inc [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage of voting interests acquired			60.00%